Other notes, Subsequent Events (Details)																		12 Months Ended
	May 09, 2025 USD ($)	May 09, 2025 AUD ($)	Mar. 07, 2025 USD ($)	Mar. 07, 2025 AUD ($)	Jan. 21, 2025 USD ($)	Jan. 21, 2025 AUD ($)	Dec. 20, 2024 USD ($) tranche	Dec. 20, 2024 AUD ($) tranche	Nov. 03, 2024 USD ($)	Oct. 30, 2024 USD ($)	Oct. 30, 2024 AUD ($)	Sep. 05, 2024 USD ($)	Sep. 05, 2024 AUD ($)	Jul. 29, 2024 USD ($)	Jul. 29, 2024 AUD ($)	Jul. 10, 2024 USD ($)	Jul. 10, 2024 AUD ($)	Jun. 30, 2024	Nov. 03, 2024 AUD ($)
Additional interest and amounts brought forward arising from non-payment of deferred transaction costs [Abstract]
Debt repayment period																		5 years
Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Amount released from escrow																$ 5,000,000	$ 7,400,000
Subsequent Events [Member]
Additional interest and amounts brought forward arising from non-payment of deferred transaction costs [Abstract]
Loans payable in default									$ 5,000,000										$ 7,600,000
Debt repayment period									5 years
Transaction cost deferrals, payment period									12 months
Outstanding debt subject to deferral									$ 10,000,000										$ 15,000,000
Subsequent Events [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, amount							$ 25,000,000	$ 40,100,000
Number of tranches							5	5
Subsequent Events [Member] | Tranche One [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, amount of each installment							$ 5,000,000	$ 8,000,000
Subsequent Events [Member] | Tranche Two [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, amount of each installment							5,000,000	8,000,000
Subsequent Events [Member] | Tranche Three [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, amount of each installment							5,000,000	8,000,000
Subsequent Events [Member] | Tranche Four [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, amount of each installment							5,000,000	8,000,000
Subsequent Events [Member] | Tranche Five [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, amount of each installment							5,000,000	8,000,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche One [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, funded amount							$ 5,000,000	$ 8,000,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Two [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, funded amount					$ 5,000,000	$ 8,000,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, funded amount			$ 5,000,000	$ 7,900,000
Subsequent Events [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Security purchase agreement, funded amount	$ 5,000,000	$ 7,800,000
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche One [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Amount released from escrow																$ 5,000,000	$ 7,400,000
Percentage of warrant to purchase a number of shares																2.50%	2.50%
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche Two [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Amount released from escrow														$ 5,000,000	$ 7,600,000
Percentage of warrant to purchase a number of shares														2.50%	2.50%
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche Three [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Percentage of warrant to purchase a number of shares												2.50%	2.50%
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2024-A Notes [Member] | Tranche Four [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Amount released from escrow										$ 5,000,000	$ 7,600,000
Percentage of warrant to purchase a number of shares										2.50%	2.50%
Subsequent Events [Member] | Release of Escrow Amount [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Amount released from escrow												$ 5,000,000	$ 7,400,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Percentage of warrant to purchase a number of shares							5.00%	5.00%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2024-A Notes and Warrants [Member] | Tranche One [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Percentage of warrant to purchase a number of shares							5.00%	5.00%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche One [Member] | OIC Finance [Member]
Securities purchase agreement [Abstract]
Release from payment reserve fund							$ 400,000	$ 642,024
Interest rate							12.00%	12.00%
Payable in cash interest							8.50%	8.50%
Payable in kind interest							3.50%	3.50%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Two [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Percentage of warrant to purchase a number of shares					5.00%	5.00%
Securities purchase agreement [Abstract]
Release from payment reserve fund					$ 400,000	$ 642,710
Interest rate					4.63%	4.63%	4.63%	4.63%
Additional funding to purchase security					$ 5,400,000	$ 8,600,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Two [Member] | Existing Lenders [Member]
Securities purchase agreement [Abstract]
Interest rate					0.37%	0.37%	0.37%	0.37%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Percentage of warrant to purchase a number of shares			5.00%	5.00%
Securities purchase agreement [Abstract]
Release from payment reserve fund			$ 400,000	$ 632,091
Interest rate			4.63%	4.63%
Additional funding to purchase security			$ 5,400,000	$ 8,600,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Three [Member] | Existing Lenders [Member]
Securities purchase agreement [Abstract]
Interest rate			0.37%	0.37%
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member] | OIC Finance [Member]
Release of escrow fund [Abstract]
Percentage of warrant to purchase a number of shares	5.00%	5.00%
Securities purchase agreement [Abstract]
Release from payment reserve fund	$ 400,000	$ 625,356
Interest rate	4.63%	4.63%
Additional funding to purchase security	$ 5,400,000	$ 8,600,000
Subsequent Events [Member] | Amendment to Securities Purchase Agreement [Member] | Series 2025-A Notes and Warrants [Member] | Tranche Four [Member] | Existing Lenders [Member]
Securities purchase agreement [Abstract]
Interest rate	0.37%	0.37%